UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09005

Name of Registrant:	Vanguard Massachusetts Tax-Exempt Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2019—November 30, 2020

Item 1:	Reports to Shareholders

Annual Report   |   November 30, 2020
Vanguard Massachusetts
Tax-Exempt Fund

Contents
Your Fund’s Performance at a Glance	1
Advisor’s Report	2
About Your Fund’s Expenses	5
Performance Summary	7
Financial Statements	9

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended November 30, 2020, Vanguard Massachusetts Tax-Exempt Fund returned 6.03%, exceeding the 5.13% return of its benchmark index.
•	The period was marked by the global spread of COVID-19 and efforts to contain it, including government-mandated lockdowns, the shuttering of nonessential businesses, and social distancing measures. While volatility in the bond markets initially spiked and liquidity eroded as the pandemic spread, central banks around the world slashed interest rates and enacted stimulus programs to blunt the impact on the economy. Bond yields were lower by the end of the period, and prices were higher.
•	Demand for Massachusetts bonds steeply declined in March and April but rebounded sharply as the supply evaporated.
•	Our disciplined approach to risk management paid off in this challenging environment. The fund was fairly conservatively positioned going into 2020 because municipal bond yields were only slightly higher than U.S. Treasury yields. That allowed our portfolio management team to increase exposure to lower-quality investment-grade munis that were hit especially hard during the dramatic repricing that occurred in late winter and early spring. This strategy proved effective when those securities rebounded.
•	For the decade ended November 30, 2020, the fund recorded an average annual return of 4.58%, a bit ahead of the 4.15% return of its expense-free benchmark.
Market Barometer
	Average Annual Total Returns Periods Ended November 30, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	19.41%	13.66%	14.23%
Russell 2000 Index (Small-caps)	13.59	7.09	10.25
Russell 3000 Index (Broad U.S. market)	19.02	13.20	13.95
FTSE All-World ex US Index (International)	10.01	4.12	7.62
Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	7.28%	5.45%	4.34%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	4.89	4.80	3.93
FTSE Three-Month U.S. Treasury Bill Index	0.72	1.59	1.16
CPI
Consumer Price Index	1.17%	1.80%	1.86%

Advisor’s Report
For the 12 months ended November 30, 2020, Vanguard Massachusetts Tax-Exempt Fund returned 6.03%. The fund outpaced its benchmark, the Bloomberg Barclays Massachusetts Municipal Bond Index, which returned 5.13%.
Both price appreciation and interest income made solid contributions to results. The fund’s capital return was 3.38% and its return from interest income was 2.65%. Because bond yields and prices move in opposite directions, its 30-day SEC yield fell to 1.39% from 1.88% a year earlier (and from 1.95% six months earlier).
Please note that the fund is permitted to invest in bonds whose income is subject to the alternative minimum tax (AMT).
However, as of the end of the period, it did not own any such bonds.
The investment environment
The period was defined by the outbreak of the novel coronavirus in early 2020––and the aggressive efforts to contain it––which upended economies and financial markets worldwide. As the pandemic spread, crude oil prices sank, trade and travel restrictions multiplied, nonessential businesses were shuttered, and unemployment spiked.

Yields of Municipal Securities (National Averages, AAA-Rated General Obligation Issues)
Maturity	November 30, 2019	November 30, 2020
2 years	1.10%	0.15%
5 years	1.17	0.23
10 years	1.50	0.71
30 years	2.13	1.49
Source: Vanguard.

In the United States, Congress passed a number of bills providing aid to state and local governments, companies, and workers. The Federal Reserve cut the federal funds target range to near zero and began buying hundreds of billions of dollars in government bonds, mortgage-backed securities, and corporate bonds.
Massachusetts’ economy shrank more quickly than that of the United States as a whole, according to a gauge of current economic conditions published monthly by the Federal Reserve Bank of Philadelphia. The bank’s index for Massachusetts decreased 13.2% between November 2019 and October 2020, while the national index slid 4.5%. (Each state’s index incorporates data on nonfarm payroll employment, the jobless rate, average hours worked in manufacturing, and inflation-adjusted wage and salary payments.)
In December 2020, Governor Charlie Baker signed off on a $45.9 billion budget for fiscal year 2021. The budget makes use of one-time measures but does not account for any additional federal stimulus, and it includes authorization to withdraw up to $1.7 billion from the rainy day fund to close an estimated $3.6 billion shortfall because of anticipated lower tax collections.
The commonwealth’s credit ratings remained mostly unchanged. General obligation creditworthiness during the fiscal year was rated Aa1 with a stable outlook by Moody’s, AA+ with a stable outlook by Fitch, and AA with a stable outlook by Standard & Poor’s. S& P downgraded special obligation bonds from A to BBB+.
Overall, the outlook for Massachusetts is expected to remain stable in the short term thanks to its large economy, high income levels, decent reserves, and willingness to close budget gaps. Ratings pressures will intensify if the rebound doesn’t start beyond fiscal year 2021.
Management of the fund
Our disciplined approach to credit risk paid off in this challenging environment. Going into 2020, we were carrying a relatively low level of credit risk in the funds because we viewed valuations as being relatively expensive compared with historical levels.
We obviously didn’t see the coronavirus pandemic coming, but our more defensive positioning helped mitigate the impact of the market sell-off in March and April then allowed us to take on more credit risk at much more attractive valuations, especially in areas where the repricing seemed overdone. That wasn’t the case for some asset managers who were carrying more risk ahead of the pandemic, chasing a few extra basis points of potential return despite valuations being elevated.
Because credit underperformed over the 12-month period, the tilt in the fund toward high-quality securities added value, particularly during the market sell-off. With muni yields ending the period lower, the fund’s longer duration than that of its benchmark also helped relative performance. (Duration is a measure of the price sensitivity of the fund’s holdings to movements in interest rates.)
Outlook
Risks remain that increases in COVID-19 infections could lead to the reimposition of broad lockdowns that would further hurt economies and that the distribution of vaccines may take longer than hoped for. These risks are somewhat mitigated, however, because governments are now better prepared to deal with outbreaks. Moreover, central banks have asserted their readiness to continue to support bond markets.
We continue to view munis as attractive for long-term investors because defaults are unlikely to materialize among investment-grade munis as issuers will be buttressed by reserves, federal aid, and other fiscal levers, and the overarching trend of the next 12 to 24 months should be toward tighter spreads. But importantly, the road to an economic recovery is likely to be bumpy and long. That’s likely to translate into periods of turbulence to the muni market in the year ahead, which is why a focus on diversification, deep research, and discipline will be key to potential investment success.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the funds’ performance.
Paul M. Malloy, CFA, Principal,
Head of Municipal Bond Group
Stephen M. McFee, CFA, Portfolio Manager
Vanguard Fixed Income Group
December 17, 2020

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2020
Massachusetts Tax-Exempt Fund	Beginning Account Value 5/31/2020	Ending Account Value 11/30/2020	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,036.79	$0.66
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.35	0.66
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

Massachusetts Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2010, Through November 30, 2020
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended November 30, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Massachusetts Tax-Exempt Fund	6.03%	4.28%	4.58%	$15,644
Bloomberg Barclays MA Municipal Bond Index	5.13	3.73	4.15	15,012
Bloomberg Barclays Municipal Bond Index	4.89	3.93	4.36	15,320

See Financial Highlights for dividend and capital gains information.

Massachusetts Tax-Exempt Fund
Distribution by Stated Maturity
As of November 30, 2020
Under 1 Year	4.9%
1 - 3 Years	2.4
3 - 5 Years	3.4
5 - 10 Years	10.5
10 - 20 Years	41.8
20 - 30 Years	34.3
Over 30 Years	2.7
The table reflects the fund’s investments, except for short-term investments and derivatives.

Massachusetts Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.1%)
Massachusetts (98.6%)
	Andover MA GO	4.000%	11/15/30	530	647
	Andover MA GO	4.000%	11/15/31	535	650
	Andover MA GO	4.000%	11/15/32	545	659
	Andover MA GO	4.000%	11/15/33	560	675
	Andover MA GO	4.000%	11/15/34	455	546
	Andover MA GO	4.000%	11/15/35	465	553
	Andover MA GO	4.000%	11/15/43	1,810	2,101
	Andover MA GO	4.000%	11/15/48	1,650	1,902
	Arlington MA GO	5.000%	12/1/29	1,535	1,987
	Arlington MA GO	4.000%	12/1/30	620	757
	Arlington MA GO	3.000%	9/1/34	2,155	2,453
	Attleboro MA GO	3.000%	2/15/32	605	673
	Attleboro MA GO	2.250%	10/15/41	2,970	2,993
	Attleboro MA GO	2.375%	10/15/44	3,185	3,210
	Attleboro MA GO	4.000%	2/15/49	4,000	4,511
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/29	420	526
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/30	450	560
[1,2]	Billerica MA GO TOB VRDO	0.100%	12/1/20	4,115	4,115
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	3.375%	7/15/39	100	111
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	7/15/43	1,025	1,170
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	7/15/44	665	757
	Boston MA GO	5.000%	5/1/27	10	13
	Boston MA GO	4.000%	3/1/29	1,200	1,296
	Bourne MA GO	4.000%	11/15/30	530	630
	Bourne MA GO	4.000%	11/15/32	665	778
	Bourne MA GO	4.000%	11/15/34	805	933
	Bourne MA GO	4.000%	11/15/35	805	929
	Braintree MA GO	3.000%	6/1/33	1,865	2,112
	Braintree MA GO	3.000%	6/1/34	1,910	2,152
	Braintree MA GO	3.000%	6/1/36	1,790	2,006
	Braintree MA GO	3.000%	6/1/37	395	440
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/31	485	586

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/32	2,060	2,470
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/33	1,665	1,983
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/34	2,235	2,658
	Central Berkshire MA Regional School District GO	3.000%	6/1/32	1,125	1,262
	Central Berkshire MA Regional School District GO	3.000%	6/1/33	1,210	1,351
	Central Berkshire MA Regional School District GO	3.000%	6/1/34	1,000	1,113
	Central Berkshire MA Regional School District GO	3.000%	6/1/35	1,280	1,418
	Central Berkshire MA Regional School District GO	3.000%	6/1/36	1,120	1,236
	Central Berkshire Regional School District GO	3.000%	6/1/44	1,105	1,197
	Central Berkshire Regional School District GO	3.000%	6/1/46	1,625	1,753
	Central Berkshire Regional School District GO	3.000%	6/1/47	1,540	1,660
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	500	536
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,250	3,443
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	2,620	2,769
	Commonwealth of Massachusetts GO	5.250%	8/1/21	1,090	1,127
[3]	Commonwealth of Massachusetts GO	5.250%	8/1/21	765	791
	Commonwealth of Massachusetts GO	5.000%	7/1/28	10,830	13,514
	Commonwealth of Massachusetts GO	5.000%	5/1/30	455	506
	Commonwealth of Massachusetts GO	5.000%	7/1/30	570	706
[4]	Commonwealth of Massachusetts GO	5.500%	8/1/30	7,000	9,926
	Commonwealth of Massachusetts GO	5.000%	1/1/32	1,890	2,422
	Commonwealth of Massachusetts GO	4.000%	3/1/32	7,650	9,621
	Commonwealth of Massachusetts GO	5.000%	7/1/32	4,480	5,382
	Commonwealth of Massachusetts GO	5.000%	7/1/32	3,460	4,259
	Commonwealth of Massachusetts GO	5.000%	7/1/33	5,275	6,478
	Commonwealth of Massachusetts GO	5.000%	3/1/34	2,310	2,653
	Commonwealth of Massachusetts GO	4.500%	7/1/34	16,295	19,003
	Commonwealth of Massachusetts GO	5.000%	7/1/34	5,295	6,491
	Commonwealth of Massachusetts GO	4.000%	9/1/34	3,000	3,483
	Commonwealth of Massachusetts GO	5.000%	12/1/34	13,030	16,179
	Commonwealth of Massachusetts GO	4.000%	4/1/35	5,520	6,265
	Commonwealth of Massachusetts GO	4.000%	5/1/35	5,050	5,455
	Commonwealth of Massachusetts GO	3.000%	7/1/35	3,000	3,442
	Commonwealth of Massachusetts GO	5.000%	7/1/35	4,100	4,907
	Commonwealth of Massachusetts GO	5.000%	7/1/35	5,000	6,118
	Commonwealth of Massachusetts GO	3.000%	11/1/35	2,875	3,187
	Commonwealth of Massachusetts GO	5.000%	1/1/36	5,080	6,591
	Commonwealth of Massachusetts GO	3.500%	5/1/36	3,550	3,786
	Commonwealth of Massachusetts GO	5.000%	7/1/36	4,770	6,426
	Commonwealth of Massachusetts GO	5.000%	12/1/36	3,070	3,793
	Commonwealth of Massachusetts GO	5.000%	7/1/37	500	596
	Commonwealth of Massachusetts GO	5.000%	1/1/38	1,205	1,516
	Commonwealth of Massachusetts GO	5.000%	7/1/38	5,015	6,099
	Commonwealth of Massachusetts GO	5.000%	12/1/38	11,070	13,625
	Commonwealth of Massachusetts GO	5.000%	5/1/39	200	259
	Commonwealth of Massachusetts GO	3.000%	7/1/39	14,500	16,272
	Commonwealth of Massachusetts GO	5.000%	11/1/39	1,115	1,401
	Commonwealth of Massachusetts GO	4.000%	12/1/39	500	578
	Commonwealth of Massachusetts GO	4.000%	5/1/40	5,000	5,888
	Commonwealth of Massachusetts GO	5.000%	7/1/40	8,085	9,602
[5]	Commonwealth of Massachusetts GO	3.000%	11/1/40	1,670	1,869
	Commonwealth of Massachusetts GO	5.000%	11/1/40	1,015	1,272
	Commonwealth of Massachusetts GO	5.000%	3/1/41	8,000	9,140

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	7/1/41	3,535	4,687
	Commonwealth of Massachusetts GO	4.000%	9/1/41	1,000	1,135
[5]	Commonwealth of Massachusetts GO	3.000%	11/1/41	4,500	5,003
	Commonwealth of Massachusetts GO	5.000%	4/1/42	8,650	10,629
	Commonwealth of Massachusetts GO	5.250%	4/1/42	3,000	3,740
	Commonwealth of Massachusetts GO	4.000%	9/1/42	2,800	3,200
	Commonwealth of Massachusetts GO	5.000%	11/1/42	1,860	2,320
	Commonwealth of Massachusetts GO	5.000%	1/1/43	3,680	4,579
	Commonwealth of Massachusetts GO	4.000%	2/1/43	6,250	7,139
	Commonwealth of Massachusetts GO	5.000%	5/1/43	1,970	2,526
	Commonwealth of Massachusetts GO	4.000%	2/1/44	6,140	7,002
	Commonwealth of Massachusetts GO	5.000%	11/1/44	5,000	6,212
	Commonwealth of Massachusetts GO	4.000%	12/1/44	8,350	9,526
	Commonwealth of Massachusetts GO	5.000%	7/1/45	2,000	2,367
	Commonwealth of Massachusetts GO	5.000%	7/1/45	13,915	18,245
	Commonwealth of Massachusetts GO	5.000%	11/1/45	10,825	13,424
	Commonwealth of Massachusetts GO	4.000%	12/1/45	8,505	9,687
	Commonwealth of Massachusetts GO	4.000%	2/1/46	5,000	5,681
	Commonwealth of Massachusetts GO	5.000%	3/1/46	4,905	5,590
	Commonwealth of Massachusetts GO	4.000%	4/1/46	2,275	2,546
	Commonwealth of Massachusetts GO	3.000%	9/1/46	6,055	6,429
	Commonwealth of Massachusetts GO	3.000%	3/1/47	15,180	16,576
	Commonwealth of Massachusetts GO	5.000%	4/1/47	5,460	6,657
	Commonwealth of Massachusetts GO	5.250%	4/1/47	4,500	5,555
	Commonwealth of Massachusetts GO	5.000%	7/1/48	14,765	19,281
	Commonwealth of Massachusetts GO	5.000%	1/1/49	3,255	4,105
	Commonwealth of Massachusetts GO	2.750%	3/1/50	7,500	7,914
	Commonwealth of Massachusetts GO VRDO	0.090%	12/1/20	6,850	6,850
	Commonwealth of Massachusetts GO VRDO	0.110%	12/3/20	745	745
	Commonwealth of Massachusetts GO, Prere.	4.000%	8/1/21	5,000	5,127
[6]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	310	392
[6]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/28	465	603
[6]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/34	17,305	24,035
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/30	1,700	1,968
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/31	1,515	1,754
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/32	2,000	2,310
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/34	3,375	3,884
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	7,805	9,375
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	5,400	6,758
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	15,000	18,471
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/43	1,000	1,246
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/45	4,000	4,459
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/46	10,100	11,247
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/47	2,260	2,761
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/48	6,010	7,472

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	7,455	9,483
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Accelerated Bridge Program)	4.000%	6/1/37	1,960	1,987
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Accelerated Bridge Program)	5.000%	6/1/44	3,260	3,682
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Accelerated Bridge Program), Prere.	5.000%	6/1/21	20	21
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/40	11,690	13,761
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/45	7,300	7,991
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/45	5,640	6,590
Douglas MA GO	4.000%	2/15/30	1,170	1,362
Douglas MA GO	4.000%	2/15/31	815	946
Douglas MA GO	4.000%	2/15/32	1,220	1,408
Easthampton MA GO	4.000%	6/1/29	1,895	2,298
Easthampton MA GO	4.000%	6/1/30	2,130	2,571
Easthampton MA GO	3.000%	6/1/37	1,190	1,309
Easthampton MA GO	3.000%	6/1/38	1,895	2,078
Easthampton MA GO	3.000%	6/1/39	70	76
Fall River MA GO	3.000%	12/1/36	2,265	2,520
Fall River MA GO	3.000%	12/1/37	2,335	2,591
Framingham MA GO	4.000%	12/1/33	1,010	1,204
Harvard MA GO	3.000%	8/15/33	1,265	1,446
Harvard MA GO	3.000%	8/15/35	1,260	1,424
Lexington MA GO	3.625%	2/1/49	450	506
Lincoln MA GO	3.125%	3/1/37	1,880	2,111
Lincoln MA GO	3.250%	3/1/40	1,150	1,285
Longmeadow MA GO	5.000%	5/15/30	1,420	1,853
Longmeadow MA GO	4.000%	5/15/31	1,300	1,593
Longmeadow MA GO	3.250%	4/1/35	1,105	1,214
Lowell MA GO	4.000%	9/1/30	1,935	2,398
Lowell MA GO	3.000%	9/1/33	2,170	2,429
Lowell MA GO	3.000%	9/1/34	2,215	2,474
Lowell MA GO	2.000%	9/1/41	1,220	1,196
Ludlow MA GO	4.000%	2/1/29	825	991
Ludlow MA GO	4.000%	2/1/30	855	1,021
Ludlow MA GO	4.000%	2/1/31	685	815
Ludlow MA GO	3.000%	2/1/34	220	241
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	9,175	12,852
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/32	2,870	3,214
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	3,000	4,409
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	4,500	6,304
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	3,000	3,347
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	1,980	2,209
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	1,165	1,450
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	325	401
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,045	1,287
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,525	1,792
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,305	6,521
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	3,500	4,302
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	5,000	6,110
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	1,680	2,049
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	7,620	9,438

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	5,000	6,068
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	3,815	4,630
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	13,140	16,184
	Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue	5.000%	7/1/29	2,030	2,246
	Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue	5.000%	7/1/32	2,500	2,760
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/36	2,710	3,577
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/39	4,595	6,019
	Massachusetts Clean Water Trust Water Revenue	5.000%	8/1/29	2,805	3,812
	Massachusetts Clean Water Trust Water Revenue	5.250%	8/1/29	1,520	2,104
	Massachusetts Clean Water Trust Water Revenue	5.000%	8/1/31	1,790	2,346
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/32	3,000	3,417
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/35	3,000	3,398
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/42	175	205
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/45	3,385	3,790
	Massachusetts Clean Water Trust Water Revenue (Unrefunded BAL-MWRA Program)	5.750%	8/1/29	190	191
[6]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/25	5,035	4,840
[6]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	7,000	6,342
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/37	1,260	1,432
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/21	1,475	1,511
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/21	370	381
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/21	80	83
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	2,380	2,538
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/22	755	806
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	910	985
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	375	406
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	1,250	1,382
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	675	746
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	990	1,107
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	1,000	1,079
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	100	114
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	650	742
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/24	185	211
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	100	116
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	2,580	2,980
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	540	628
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,205	1,431

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	355	422
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	55	63
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	1,240	1,474
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	300	362
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,190	1,452
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,160	2,629
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	775	955
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,550	1,910
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/27	1,000	1,167
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	1,875	2,125
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	255	313
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,050	1,316
	Massachusetts Development Finance Agency College & University Revenue	5.500%	10/1/28	1,000	1,119
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	3,725	4,532
[4]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/29	1,400	1,854
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	2,120	2,554
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,090	1,383
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	654
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	631
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	3,250	3,492
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	1,820	2,103
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	40	48
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	3,500	4,133
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	1,020	1,288
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	665	866
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/30	10,000	12,470
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	165	187
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	750	866
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,750	1,878

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	350	429
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/30	9,500	13,358
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	500	586
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	400	470
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	210	247
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	235	285
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	635	730
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	1,500	1,782
Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/32	950	1,066
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	300	351
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	2,430	2,548
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	1,110	1,573
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	125	151
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/33	305	360
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,615	1,875
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	3,000	3,722
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	770	904
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/33	14,700	18,255
Massachusetts Development Finance Agency College & University Revenue	5.125%	10/1/33	2,000	2,192
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,000	2,314
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,390	2,958
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/34	7,175	8,895
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,500	2,005
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/35	25	28
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	2,170	2,505
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	470	562
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	1,875	2,128
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	270	323
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	1,000	1,333

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	480	563
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	3,065	3,535
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	560	654
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	450	538
[7]	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/36	33,525	39,222
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	4,460	6,680
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	2,420	2,739
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	2,420	2,743
	Massachusetts Development Finance Agency College & University Revenue	5.250%	3/1/37	20	22
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	450	521
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	725	804
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	605	721
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	1,455	2,170
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/37	3,095	3,468
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	4,075	4,517
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	340	404
	Massachusetts Development Finance Agency College & University Revenue	5.000%	8/15/38	1,045	1,216
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/38	2,020	2,257
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/38	6,000	6,604
	Massachusetts Development Finance Agency College & University Revenue	5.375%	5/15/39	1,585	2,131
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,740	2,913
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	4,000	4,645
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	1,700	2,079
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/39	3,000	3,280
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/40	145	168
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	11,000	16,796
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/40	1,150	1,274
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	4,790	5,843
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	7,725	8,458

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	1,700	1,955
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	2,000	2,108
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	3,000	3,635
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	500	549
	Massachusetts Development Finance Agency College & University Revenue	5.250%	7/1/42	3,650	3,842
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/43	2,770	3,424
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	8,380	9,370
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/43	3,700	4,048
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/44	2,705	3,290
	Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/44	1,675	1,790
	Massachusetts Development Finance Agency College & University Revenue	4.000%	9/1/44	1,000	1,121
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/45	680	741
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	2,470	2,718
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	2,000	2,366
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	1,500	1,806
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/46	335	407
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	3,005	3,307
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/46	4,250	4,788
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	9,330	10,522
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/47	7,500	8,189
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	7,070	8,107
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	5,000	5,476
	Massachusetts Development Finance Agency College & University Revenue	4.000%	9/1/49	1,770	1,821
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	3,750	6,245
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/50	2,650	2,783
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	850	992
[8]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/59	6,075	8,199
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	9,965	12,065
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	6,950	7,817

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue VRDO	0.080%	12/1/20	7,500	7,500
[2]	Massachusetts Development Finance Agency College & University Revenue VRDO	0.090%	12/1/20	1,500	1,500
[2]	Massachusetts Development Finance Agency College & University Revenue VRDO	0.100%	12/1/20	100	100
[2]	Massachusetts Development Finance Agency College & University Revenue VRDO	0.120%	12/1/20	500	500
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	1,760	1,795
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	350	358
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	540	553
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	15	15
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	395	407
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,090	1,138
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,755	1,874
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	125	134
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	850	905
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	500	531
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	410	434
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,950	2,121
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	705	778
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	100	110
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/23	500	535
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	425	462
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	985	1,116
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,160
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	825
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	100	113
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/24	1,610	1,721
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	440	490
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,650	1,928
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	460	547
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,150	1,397

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,175	1,413
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,510	3,004
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	7/1/26	2,750	2,818
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/26	1,175	1,252
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	485	586
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,750	1,917
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,235	2,711
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,885	2,326
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,320	1,580
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,960	4,710
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,630	2,027
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	100	122
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,700	3,425
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	335	382
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	505	607
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,240	3,991
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	535	646
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	550	662
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,355	1,610
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,000	3,674
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,020	2,615
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	500	621
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,250	1,296
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,500	1,668
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	535	640
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	110	140
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,555	2,698
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	600	722
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	6,000	7,329

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	245	293
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	110	130
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,100	3,648
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,055	1,284
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,250	1,652
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	200	249
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,500	1,555
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	560	666
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,765	2,114
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,520	4,464
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,450	2,872
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,470	2,993
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,350	1,748
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	160	198
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,525	3,004
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,430	1,483
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	290	344
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,240	4,087
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,192
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,185
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	110	129
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	770	971
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,260	2,912
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	155	205
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/31	280	287
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	270	320
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,250	1,296
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	8,000	9,101
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,000	3,491

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,281
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,175
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,200	1,424
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,505	3,142
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	90	106
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	500	560
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	975	1,172
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	1/1/33	2,190	2,340
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,170
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	310	360
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	640	763
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	140	162
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	210	267
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,500	1,676
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	600	713
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	30	35
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,440	2,763
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,450	3,999
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	565	653
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	550	652
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,558
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,000	5,778
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	7,605	8,224
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	250	292
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/36	470	555
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	1,000	1,078
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	11/15/36	5,130	5,676
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	4,800	5,118
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,194

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,015	1,168
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,890	7,593
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/37	1,980	2,116
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	3,000	3,511
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,000	1,192
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	385	459
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	4,500	5,785
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/38	1,995	2,121
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	5,860	7,002
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	275	344
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	2,145	2,751
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	2,045	2,166
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	1,780	2,063
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	13,210	15,096
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	2,500	2,936
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	710	823
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	1,850	2,108
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	11/15/41	10	11
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	7,760	9,127
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/42	485	518
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,000	5,999
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	5,830	6,272
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	5,005	5,485
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	13,300	14,400
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	9,750	10,872
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	15	17
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	12,520	13,205
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,300	1,518
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,375	1,609

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	3,775	4,340
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/45	12,270	14,114
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	7,815	8,567
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/45	3,000	3,109
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	3,725	4,330
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,185	5,937
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	650	753
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	4,000	4,455
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	4,435	4,764
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	6,230	6,698
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,860	2,256
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	7,265	8,542
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	4,480	5,282
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	7,365	8,684
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	7,795	8,487
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	9,030	10,601
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	12,200	13,021
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	10,000	11,858
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/31/30	5,000	6,537
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	0.100%	12/3/20	6,700	6,700
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	6.250%	1/1/21	1,420	1,427
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	6.750%	1/1/21	510	513
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	6.750%	1/1/21	350	352
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	6.875%	1/1/21	1,195	1,201
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	6.875%	1/1/21	805	809
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	7.250%	1/1/21	2,700	2,715
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	7.250%	1/1/21	1,800	1,810
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/21	20	21
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	2,995	3,217

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	6.000%	1/1/23	2,215	2,536
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	2,000	2,243
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	1,500	1,682
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	8,750	9,814
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	770	933
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/32	500	568
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/33	320	359
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/34	345	386
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/34	315	352
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	5.000%	5/1/35	5,210	6,064
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/37	825	915
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/39	1,015	1,119
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/39	840	926
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/49	4,320	4,644
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/34	2,400	2,339
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/38	3,615	3,523
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	7,250	6,931
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/29	505	651
[8]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/32	1,630	1,351
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,500	1,779
[8]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/33	3,090	2,484
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,510	1,775
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/34	1,000	1,168
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/35	1,700	1,983
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/35	1,720	2,076
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/36	1,000	1,204
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	4/1/41	8,005	9,160
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	9/1/43	8,295	9,252
	Massachusetts Development Finance Agency Recreational Revenue	5.000%	7/1/34	1,040	1,228

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Recreational Revenue	5.000%	7/1/35	2,000	2,358
	Massachusetts Development Finance Agency Recreational Revenue	4.000%	7/1/41	4,010	4,513
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/32	1,000	1,071
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/33	165	245
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/35	1,785	2,634
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.080%	12/1/20	25,100	25,100
[2]	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.120%	12/3/20	4,765	4,765
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	125	125
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	150	150
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	6,160	6,181
[2]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.090%	12/1/20	6,945	6,945
[2]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	12/1/20	19,140	19,140
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	0.090%	12/1/20	11,100	11,100
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	0.100%	12/1/20	2,195	2,195
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/38	445	501
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	12/1/41	340	343
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	12/1/41	20	20
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	450	477
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	12/1/42	500	546
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/43	805	838
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/43	750	800
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/44	1,000	1,063
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	765	796
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/45	550	580
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	12/1/45	1,505	1,626
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/48	4,460	4,888
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/48	2,525	2,821
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	12/1/49	2,980	3,147
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/49	1,000	1,070

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/52	4,490	4,885
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	5,000	5,356
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.450%	12/1/58	1,000	1,115
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.450%	12/1/22	850	861
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/29	100	123
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	4,650	4,975
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	3,885	4,474
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,500	1,758
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,005	1,206
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	6,850	7,967
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	9,605	10,925
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/45	2,215	2,551
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	8,190	10,288
	Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	1,800	1,934
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/29	2,410	3,028
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/30	4,700	5,894
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	3,010	3,633
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/31	7,855	9,846
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	4,055	4,621
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	2,885	3,400
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	7,160	8,902
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	2,000	2,430
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/35	2,510	2,854
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/35	1,650	1,987
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	6,300	7,349
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/35	2,500	3,101
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/36	2,500	2,843
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/36	3,680	4,553
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/37	2,300	2,612
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	1,245	1,496
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	9,920	11,917
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/37	5,000	6,057
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/38	750	851
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	7,095	8,756
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/42	3,415	4,104
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/44	2,765	3,509
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/45	4,550	5,456
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	3,210	3,920
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	18,895	23,825
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	5,060	6,380
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/49	9,500	11,357
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	14,225	15,502
[7]	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	9,429	10,531
[7]	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	8,431	9,405
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	4.750%	8/15/25	360	434
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/29	2,015	2,291
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/30	730	901
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/31	855	1,051

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/32	3,435	4,134
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	675	798
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	775	907
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	4,475	5,202
	Massachusetts State College Building Authority College & University Revenue	3.000%	5/1/42	30	30
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/24	2,010	2,335
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/24	3,000	3,485
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/25	910	1,098
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/25	3,375	4,073
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/25	2,600	3,138
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/31	10,010	13,200
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/33	560	721
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/29	1,070	1,373
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/33	7,375	10,943
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	6,000	7,405
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/35	8,000	12,292
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/36	7,325	8,482
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/36	2,710	3,006
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/36	1,530	2,388
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	2,000	3,151
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/38	1,415	1,560
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/39	1,715	1,889
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/39	7,600	10,179
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	915	1,007
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	9,385	11,475
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	4,230	5,172
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/41	7,000	7,689
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	8,000	9,158
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	5,405	7,135
	Massachusetts Water Resources Authority Water Revenue VRDO	0.110%	12/3/20	2,210	2,210
	Medford MA GO	3.000%	7/15/30	755	876
	Medford MA GO	3.000%	7/15/31	780	900
	Medford MA GO	3.000%	7/15/32	810	924
	Medford MA GO	3.000%	7/15/33	830	941
	Medford MA GO	3.000%	7/15/34	860	970
	Medford MA GO	3.000%	7/15/35	885	996
	Medford MA GO	3.000%	7/15/36	910	1,021
	Minuteman Regional Vocational Technical School District GO	2.500%	1/15/43	20	21
	Minuteman Regional Vocational Technical School District GO	4.000%	10/15/48	4,055	4,560
	Minuteman Regional Vocational Technical School District GO	2.625%	1/15/50	1,180	1,211
	Nantucket MA GO	4.000%	7/15/34	1,045	1,244
	Nantucket MA GO	4.000%	7/15/35	1,085	1,282
	Natick MA GO	4.000%	7/15/30	4,580	5,549
	Natick MA GO	4.000%	7/15/31	4,760	5,744
	Natick MA GO	4.000%	7/15/32	4,890	5,873

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Needham MA GO	4.000%	8/1/30	1,170	1,455
	Needham MA GO	3.000%	7/15/35	765	852
	New Bedford MA GO	3.000%	3/1/34	335	372
	New Bedford MA GO	3.000%	3/1/35	395	436
	New Bedford MA GO	3.000%	3/1/37	235	258
	New Bedford MA GO	2.125%	9/1/42	460	457
	New Bedford MA GO	2.250%	9/1/43	825	827
	New Bedford MA GO	3.250%	3/1/44	885	972
	Newton MA GO	3.000%	4/1/33	3,440	3,789
	Plymouth MA GO	3.250%	5/1/34	460	517
	Randolph MA GO	3.125%	9/15/32	1,065	1,201
	Randolph MA GO	3.125%	9/15/33	1,350	1,507
	Randolph MA GO	3.375%	9/15/35	830	933
	Randolph MA GO	3.375%	9/15/36	785	880
	Rowley MA GO	3.500%	7/15/43	1,625	1,807
	Salem MA GO	3.000%	9/15/34	620	695
	Salem MA GO	3.000%	9/15/35	585	652
	Salem MA GO	3.000%	9/15/36	605	672
	Saugus MA GO	3.000%	9/15/31	930	1,068
	Saugus MA GO	3.000%	9/15/32	800	908
	Saugus MA GO	3.000%	9/15/33	980	1,103
	Saugus MA GO	3.000%	9/15/35	135	151
	Saugus MA GO	3.000%	9/15/36	1,500	1,675
	Sharon MA GO	4.000%	2/15/31	5,875	7,343
	Sharon MA GO	3.000%	2/15/32	2,040	2,341
	Springfield MA GO	5.000%	3/1/30	905	1,163
	Springfield MA GO	4.000%	3/1/31	1,250	1,507
	Springfield MA GO	4.000%	3/1/32	1,285	1,538
	Springfield MA GO	4.000%	3/1/44	2,950	3,386
[3]	Springfield MA GO	3.500%	3/1/47	210	232
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/30	150	186
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/31	345	425
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/32	325	395
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/33	350	422
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/34	400	480
	Stoughton MA GO	4.000%	10/15/31	3,865	4,665
	Stoughton MA GO	3.000%	10/15/32	1,920	2,151
	Stoughton MA GO	3.000%	10/15/35	370	409
	Taunton MA GO	4.000%	8/15/31	915	1,128
	Taunton MA GO	4.000%	8/15/33	775	939
	Tewksbury MA GO	3.000%	6/1/33	2,720	3,034
	Tewksbury MA GO	3.000%	6/1/35	2,720	3,014
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/31	2,595	3,121
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/32	4,065	4,870
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/33	5,085	6,734
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/34	650	816
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	5,360	6,708
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	3,035	3,998
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/36	3,400	4,414

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/38	2,875	3,583
University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	10,165	12,040
University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/45	6,035	6,714
University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	5,000	6,230
University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	3,350	4,260
University of Massachusetts Building Authority College & University Revenue VRDO	0.100%	12/2/20	1,600	1,600
University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	11/1/24	6,780	8,016
University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	11/1/24	11,505	13,291
University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	11/1/24	3,495	4,132
Worcester MA GO	4.000%	1/15/32	2,365	2,724
Worcester MA GO	3.000%	2/1/32	230	259
Worcester MA GO	4.000%	1/15/33	2,190	2,507
Worcester MA GO	3.000%	2/1/33	2,155	2,414
				2,459,099
Guam (0.1%)
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,000	1,100
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	745	845
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	300	333
				2,278
Puerto Rico (0.4%)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	444	415
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	678	594
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,053	876
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,500	1,145
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	5,916	6,309
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	762	813
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	50	54

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	105	114
				10,320
Total Tax-Exempt Municipal Bonds (Cost $2,309,175)				2,471,697
Total Investments (99.1%) (Cost $2,309,175)				2,471,697
Other Assets and Liabilities—Net (0.9%)				22,766
Net Assets (100%)				2,494,463
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the aggregate value was $27,004,000, representing 1.1% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2020.
6	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7	Securities with a value of $860,000 have been segregated as initial margin for open futures contracts.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
9	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2021	633	79,778	100
Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2021	(87)	(18,795)	(4)
				96

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,309,175)	2,471,697
Investment in Vanguard	104
Cash	785
Receivables for Accrued Income	30,392
Receivables for Capital Shares Issued	2,145
Variation Margin Receivable—Futures Contracts	17
Other Assets	24
Total Assets	2,505,164
Liabilities
Payables for Investment Securities Purchased	7,659
Payables for Capital Shares Redeemed	1,693
Payables for Distributions	1,191
Payables to Vanguard	158
Total Liabilities	10,701
Net Assets	2,494,463
At November 30, 2020, net assets consisted of:

Paid-in Capital	2,313,986
Total Distributable Earnings (Loss)	180,477
Net Assets	2,494,463

Net Assets
Applicable to 217,414,972 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,494,463
Net Asset Value Per Share	$11.47

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2020
($000)
Investment Income
Income
Interest	62,139
Total Income	62,139
Expenses
The Vanguard Group—Note B
Investment Advisory Services	237
Management and Administrative	2,474
Marketing and Distribution	259
Custodian Fees	7
Auditing Fees	32
Shareholders’ Reports	7
Trustees’ Fees and Expenses	1
Total Expenses	3,017
Net Investment Income	59,122
Realized Net Gain (Loss)
Investment Securities Sold	21,720
Futures Contracts	(672)
Realized Net Gain (Loss)	21,048
Change in Unrealized Appreciation (Depreciation)
Investment Securities	52,785
Futures Contracts	93
Change in Unrealized Appreciation (Depreciation)	52,878
Net Increase (Decrease) in Net Assets Resulting from Operations	133,048

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	59,122	58,056
Realized Net Gain (Loss)	21,048	18,834
Change in Unrealized Appreciation (Depreciation)	52,878	107,644
Net Increase (Decrease) in Net Assets Resulting from Operations	133,048	184,534
Distributions[1]
Total Distributions	(72,037)	(58,048)
Capital Share Transactions
Issued	579,908	576,172
Issued in Lieu of Cash Distributions	55,247	43,701
Redeemed	(435,418)	(317,456)
Net Increase (Decrease) from Capital Share Transactions	199,737	302,417
Total Increase (Decrease)	260,748	428,903
Net Assets
Beginning of Period	2,233,715	1,804,812
End of Period	2,494,463	2,233,715
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.16	$10.45	$10.74	$10.47	$10.87
Investment Operations
Net Investment Income	.286[1]	.315[1]	.322[1]	.316[1]	.323
Net Realized and Unrealized Gain (Loss) on Investments	.374	.711	(.290)	.324	(.383)
Total from Investment Operations	.660	1.026	.032	.640	(.060)
Distributions
Dividends from Net Investment Income	(.285)	(.316)	(.322)	(.317)	(.323)
Distributions from Realized Capital Gains	(.065)	—	(.000)[2]	(.053)	(.017)
Total Distributions	(.350)	(.316)	(.322)	(.370)	(.340)
Net Asset Value, End of Period	$11.47	$11.16	$10.45	$10.74	$10.47
Total Return[3]	6.03%	9.91%	0.31%	6.19%	-0.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,494	$2,234	$1,805	$1,710	$1,459
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.55%	2.88%	3.04%	2.96%	2.91%
Portfolio Turnover Rate	27%	31%	33%	18%	25%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Notes to Financial Statements
Vanguard Massachusetts Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on future contracts.
During the year ended November 30, 2020, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally

Massachusetts Tax-Exempt Fund
three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management,

Massachusetts Tax-Exempt Fund
administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2020, the fund had contributed to Vanguard capital in the amount of $104,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,471,697	—	2,471,697
Derivative Financial Instruments
Assets
Futures Contracts[1]	17	—	—	17
1	Represents variation margin on the last day of the reporting period.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,807
Total Distributable Earnings (Loss)	(1,807)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in

Massachusetts Tax-Exempt Fund
the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	7,288
Undistributed Tax-Exempt Income	1,184
Undistributed Long-Term Gains	11,661
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	161,535
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2020 Amount ($000)	2019 Amount ($000)
Tax-Exempt Income	58,859	58,048
Ordinary Income*	3,147	—
Long-Term Capital Gains	10,031	—
Total	72,037	58,048
*	Includes short-term capital gains, if any.
As of November 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,310,162
Gross Unrealized Appreciation	163,031
Gross Unrealized Depreciation	(1,496)
Net Unrealized Appreciation (Depreciation)	161,535
E.	During the year ended November 30, 2020, the fund purchased $1,105,454,000 of investment securities and sold $621,512,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2020, such purchases and sales were $131,055,000 and $170,815,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Massachusetts Tax-Exempt Fund
F.	Capital shares issued and redeemed were:

	Year Ended November 30,
	2020	2019
	Shares (000)	Shares (000)
Issued	51,723	52,973
Issued in Lieu of Cash Distributions	4,921	3,988
Redeemed	(39,450)	(29,422)
Net Increase (Decrease) in Shares Outstanding	17,194	27,539
G.	Management has determined that no events or transactions occurred subsequent to November 30, 2020, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Massachusetts Tax-Exempt Funds and Shareholders of Vanguard Massachusetts Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Massachusetts Tax-Exempt Fund (the “Fund”) as of November 30, 2020, the related statement of operations for the year ended November 30, 2020, the statement of changes in net assets for each of the two years in the period ended November 30, 2020, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2020 and the financial highlights for each of the five years in the period ended November 30, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 14, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2020 tax information (unaudited) for Vanguard Massachusetts Tax-Exempt Fund
This information for the fiscal year ended November 30, 2020, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $11,147,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.
The fund designates 100% of its income dividends as exempt-interest dividends.

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Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Massachusetts Tax-Exempt Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Massachusetts Tax-Exempt Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Massachusetts Tax-Exempt Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Massachusetts Tax-Exempt Fund or the owners of the Massachusetts Tax-Exempt Fund.
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The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Massachusetts Tax-Exempt Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Massachusetts Tax-Exempt Fund, investors or other third parties.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin
America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation.

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Thomas J. Higgins
Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

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All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
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Q1680 012021

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)         Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2020: $32,000
Fiscal Year Ended November 30, 2019: $33,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2020: $10,761,407
Fiscal Year Ended November 30, 2019: $9,568,215

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended November 30, 2020: $2,915,863
Fiscal Year Ended November 30, 2019: $3,012,031

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)         Tax Fees.

Fiscal Year Ended November 30, 2020: $247,168
Fiscal Year Ended November 30, 2019: $357,238

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)        All Other Fees.

Fiscal Year Ended November 30, 2020: $115,000
Fiscal Year Ended November 30, 2019: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)         (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)          For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)         Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2020: $362,168
Fiscal Year Ended November 30, 2019: $357,238

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)         For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In July 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard Massachusetts Tax-Exempt Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Massachusetts Tax-EXEMPT Funds

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Massachusetts Tax-EXEMPT Funds

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 20, 2021

Vanguard Massachusetts Tax-EXEMPT Funds

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: January 20, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference.